1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com

Alexander C. Karampatsos alexander.karampatsos@dechert.com +1 202 261 3402 Direct

May 29, 2025

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Eagle Point Enhanced Income Trust
File Nos. 333-274966 and 811-23909
Post-Effective Amendment No. 3 (the “Amendment”) to the Registration Statement on Form N-2

Ladies and Gentlemen:

Pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, transmitted herewith on behalf of Eagle Point Enhanced Income Trust (the “Fund”), a closed-end management investment company, for filing via EDGAR is Post-Effective Amendment No. 3 to the Registration Statement (the “Amendment”). The Amendment is being filed for the purpose of (i) registering Class S Shares of the Fund; (ii) filing required exhibits; and (iii) making other non-material changes to the Prospectus and Statement of Additional Information for the Fund.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos